Mineral Properties and Interests (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Mineral Industries Disclosures [Abstract]
Kiewit and surrounding claims	$ 3,700,000	$ 3,700,000
JJS property	250,000	250,000
Total	3,950,000	3,950,000
Less Accumulated amortization	(770,560)	(475,401)
Total	3,179,440	3,474,599
Asset retirement obligation
Kiewit site	718,289	452,193
Kiewit exploration	28,377	11,126
JJS property	31,016
Total	777,682	463,319
Less accumulated amortization	(171,254)	(208,281)
Mineral properties after accumulated depletion	606,428	255,038
Total	$ 3,785,868	$ 3,729,637